TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES
Oil and natural gas property and operating related	$ 40,001	$ 18,588
Administrative expenses, including salaries and wages	4,494	2,225
Accrued interest payable	3,057	2,761
Commodity derivative contract payables	550
Total trade, other payables and accrued expenses	$ 48,102	$ 23,574